Consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash	$ 1,297	$ 141
Cash equivalents	250	4
Trade and other receivables	2,812	3,038
Inventory	445	427
Contract assets	921	1,111
Contract costs	399	415
Prepaid expenses	301	194
Other current assets	212	190
Assets held for sale	825	0
Total current assets	7,462	5,520
Non-current assets
Contract assets	328	533
Contract costs	341	368
Property, plant and equipment	26,840	27,636
Intangible assets	12,897	13,352
Deferred tax assets	123	98
Investments in associates and joint ventures	718	698
Other non-current assets	1,931	1,274
Goodwill	10,551	10,667
Total non-current assets	53,729	54,626
Total assets	61,191	60,146
Current liabilities
Trade payables and other liabilities	3,341	3,954
Contract liabilities	723	683
Interest payable	229	227
Dividends payable	766	729
Current tax liabilities	287	303
Debt due within one year	2,584	3,881
Liabilities held for sale	205	0
Total current liabilities	8,135	9,777
Non-current liabilities
Contract liabilities	216	207
Long-term debt	25,024	22,415
Deferred tax liabilities	3,765	3,561
Post-employment benefit obligations	1,980	1,907
Other non-current liabilities	934	871
Total non-current liabilities	31,919	28,961
Total liabilities	40,054	38,738
Equity attributable to BCE shareholders
Contributed surplus	1,155	1,178
Accumulated other comprehensive income	386	161
Deficit	(5,142)	(4,632)
Total equity attributable to BCE shareholders	20,789	21,074
Non-controlling interest	348	334
Total equity	21,137	21,408
Equity and liabilities	61,191	60,146
Preferred shares
Equity attributable to BCE shareholders
Shares	4,004	4,004
Common shares
Equity attributable to BCE shareholders
Shares	$ 20,386	$ 20,363